RELATED PARTY TRANSACTIONS (Details)		1 Months Ended	6 Months Ended			12 Months Ended
	May 31, 2024 USD ($) $ / shares shares	Feb. 28, 2025 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Aug. 26, 2024 $ / shares
RELATED PARTY TRANSACTIONS
Public offering price | $ / shares								$ 28
Net proceeds from the private placement						$ 2,426,460
Due to related party						3,395
Adjustment
RELATED PARTY TRANSACTIONS
Public offering price | $ / shares								$ 1.12
Fernie Castle
RELATED PARTY TRANSACTIONS
Corresponding expenses			$ 240,000	£ 182,500		$ 233,000	£ 182,500
Period of notice in advance for termination of lease without penalty			1 month	1 month		1 month	1 month
Inter-company rent income			$ 118,460		$ 115,448	$ 233,000
Robin Hill
RELATED PARTY TRANSACTIONS
Corresponding expenses			$ 196,000	£ 151,000		$ 193,000	£ 151,000
Period of notice in advance for termination of lease without penalty			1 month	1 month		1 month	1 month
Inter-company rent income			$ 98,014		$ 95,521	$ 193,000
Related party member
RELATED PARTY TRANSACTIONS
Due to related party						$ 3,395
Mr. Siping Xu
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	5,720
Public offering price | $ / shares	$ 31.75
Share-based compensation	$ 181,585
Mr. Siping Xu | Adjustment
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	5,720
Public offering price | $ / shares	$ 31.75
Mr. Mengnan Wang
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	5,720
Public offering price | $ / shares	$ 31.75
Share-based compensation	$ 181,585
Mr. Mengnan Wang | Adjustment
RELATED PARTY TRANSACTIONS
Share-based compensation (in shares) | shares	5,720
Public offering price | $ / shares	$ 31.75
Series A warrant
RELATED PARTY TRANSACTIONS
Net proceeds from exercise of warrants		$ 324,000	$ 324,000